Consolidated Statements of Changes in Equity - USD ($)	Total	Number of Shares [Member]	Share Capital [Member]	Retained Earnings (Accumulated Deficit)	Equity Reserves [member]	Additional Paid-In Capital
Balance, amount at Dec. 31, 2020	$ 13,917,573	$ 32,412,324	$ 3,241	$ (19,112,235)	$ 3,878,964	$ 29,147,603
Statement [Line Items]
Share issuance for cash	11,982,254	5,615,766	562	0	0	11,981,692
Share issue costs	(984,132)		0	0	0	(984,132)
Shares issued for acquisition of royalties	636,851	252,878	25	0	0	636,826
Exercise of RSUs	0	1,836,052	247,861	0	(3,720,054)	3,472,193
Exercise of warrants	48,804	20,579	60,776	0	(11,972)	0
Share redemption (normal course issuer bid)	(1,776,115)	(758,400)	(227,644)	(857,491)	0	(690,980)
Transfer of additional paid-in capital on continuance from Cayman Islands to Ontario	0		43,563,202	0	0	(43,563,202)
Share-based compensation	1,016,459		0	0	1,016,459	0
Net loss and comprehensive loss	(4,132,019)		0	(4,132,019)	0	0
Balance, amount at Dec. 31, 2021	20,709,675	39,379,199	43,648,023	(24,101,745)	1,163,397	0
Statement [Line Items]
Share issue costs	(27,548)		(27,548)	0	0	0
Shares issued for acquisition of royalties	13,639,476	5,114,836	12,456,390	0	1,183,086	0
Exercise of RSUs	0	230,200	491,413	0	(491,413)	0
Exercise of warrants	532,422	226,234	663,970	0	(131,548)	0
Share redemption (normal course issuer bid)	(454,214)	(192,200)	(212,132)	(242,082)	0	0
Share-based compensation	1,579,981		0	0	1,579,981	0
Dividends declared	(893,523)		0	(893,523)	0	0
Net income and comprehensive income	328,179		0	328,179	0	0
Balance, amount at Dec. 31, 2022	$ 35,414,448	$ 44,758,269	$ 57,020,116	$ (24,909,171)	$ 3,303,503	$ 0